19. SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Share Purchase Warrants Tables
Issued and outstanding share purchase warrants continuity
Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD$)	Issuable	Amount

Balance-December 31, 2016	$-	-	$-

February 2017 warrants issued	1.27	1,673,077	333
Balance-December 31, 2017	$1.27	1,673,077	$333